Organization and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) (AOCI)
Securities Available for Sale, Net of Tax	$ 2,000,000								$ 4,000,000								$ 2,000,000		$ 4,000,000
Cash Flow Hedges, Net of Tax	(23,000,000)								11,000,000								(23,000,000)		11,000,000		(15,000,000)	(22,000,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	81,000,000								57,000,000								81,000,000		57,000,000
Pension and OPEB Funded Status, Net of Tax	(530,000,000)								(453,000,000)								(530,000,000)		(453,000,000)
Total	(470,000,000)								(381,000,000)								(470,000,000)		(381,000,000)
Earnings Attributable To AEP Common Shareholders
Income Before Discontinued Operations and Extraordinary Items																	1,568,000,000		1,211,000,000		1,362,000,000
Extraordinary Items, Gain or Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total	100,000,000	[1]	273,000,000	[1]	0		0										373,000,000		0		(5,000,000)
Net Income	308,000,000	[1],[2]	928,000,000	[1],[3]	352,000,000		353,000,000		176,000,000	[4]	555,000,000		136,000,000	[5]	344,000,000		1,941,000,000		1,211,000,000		1,357,000,000
Earnings Attributable To Common Shareholders	308,000,000	[1],[2]	928,000,000	[1],[3]	352,000,000		353,000,000		176,000,000	[4]	555,000,000		136,000,000	[5]	344,000,000		1,941,000,000		1,211,000,000		1,357,000,000
Weighted Average Number of Basic Common Shares Outstanding																	482,169,282		479,373,306		458,677,534
Total Basic Earnings per Share Attributble to Common Shareholders	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 0.37	[6]	$ 1.16	[6]	$ 0.28	[6]	$ 0.72	[6]	$ 4.02		$ 2.53		$ 2.96
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted Common Shares Outstanding																	482,460,328		479,601,442		458,982,292
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 0.37	[6]	$ 1.16	[6]	$ 0.28	[6]	$ 0.72	[6]	$ 4.02		$ 2.53		$ 2.96
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	66,000,000		10,000,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	900,000,000		958,000,000		924,000,000
Net Cash Paid (Received) for Income Taxes																	(118,000,000)		(268,000,000)		(98,000,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	54,000,000		225,000,000		86,000,000
Construction Expenditures Included in Current Liabilities at December 31,																	380,000,000		267,000,000		348,000,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Minimum Percentage of Equity AEP Provides	5.00%																5.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO																	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC																	100.00%
Securitized Transition Assets	1,627,000,000								1,742,000,000								1,627,000,000		1,742,000,000
Securitization Bonds	1,700,000,000								1,800,000,000								1,700,000,000		1,800,000,000
Percentage Ownership of "Allegheny Series" by AYE																	100.00%
Antidilutive Shares Outstanding																			136,250		452,216
Supplemental agreement during the period between AEP Power Pool and OVEC																	66,000,000		10,000,000
DCC Fuel [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Payments made by I&M to DCC Fuel																	85,000,000		59,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Insurance Premium Expense to Protected Cell																	48,000,000		35,000,000		30,000,000
AEP Credit, Inc. [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings																	20.00%
Capital Contribution From Parent [Member] | PATH West Virginia Transmission Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	19,000,000								18,000,000								19,000,000		18,000,000
Maximum Exposure	19,000,000								18,000,000								19,000,000		18,000,000
Retained Earnings [Member] | PATH West Virginia Transmission Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	10,000,000								6,000,000								10,000,000		6,000,000
Maximum Exposure	10,000,000								6,000,000								10,000,000		6,000,000
Total Investment [Member] | PATH West Virginia Transmission Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	29,000,000								24,000,000								29,000,000		24,000,000
Maximum Exposure	29,000,000								24,000,000								29,000,000		24,000,000
Pension Plans [Member]
Target Asset Allocation and Allocation Ranges
Domestic Equity, Target																	45.00%
Fixed Income, Target																	45.00%
Other Investments, Target																	10.00%
Other Postretirement Benefit Plans [Member]
Target Asset Allocation and Allocation Ranges
Domestic Equity, Target																	66.00%
Fixed Income, Target																	33.00%
Cash																	1.00%
Ohio Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(197,722,000)								(180,155,000)								(197,722,000)		(180,155,000)
Earnings Attributable To AEP Common Shareholders
Net Income																	463,734,000		540,735,000		577,345,000
Earnings Attributable To Common Shareholders																	463,734,000		540,735,000		577,345,000
Net Increase (Decrease) in Depreciation Expense
Expected Depreciation Expense Increase in 2012	54,000,000																54,000,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	27,903,000		21,069,000		23,457,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	226,711,000		239,984,000		241,627,000
Net Cash Paid (Received) for Income Taxes																	81,740,000		(78,268,000)		(15,759,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	5,766,000		33,369,000		3,275,000
Government Grants Included in Accounts Receivable at December 31,																	1,383,000		9,260,000		0
Construction Expenditures Included in Current Liabilities at December 31,																	61,428,000		31,939,000		61,035,000
Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	0		(20,000,000)	[7]	0
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	37,000,000		29,000,000		31,000,000
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	383,000,000	[8]	302,000,000	[8]	286,000,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Supplemental agreement during the period between AEP Power Pool and OVEC																	383,000,000	[8]	302,000,000	[8]	286,000,000
Southwestern Electric Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(26,815,000)								(12,491,000)								(26,815,000)		(12,491,000)
Earnings Attributable To AEP Common Shareholders
Extraordinary Items, Gain or Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total																	0		0		(5,325,000)
Net Income																	160,706,000		142,362,000		113,844,000
Earnings Attributable To Common Shareholders																	160,706,000		142,362,000		113,844,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	71,713,000		70,729,000		80,671,000
Net Cash Paid (Received) for Income Taxes																	(336,000)		8,350,000		19,615,000
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	13,334,000		1,593,000		51,217,000
Noncash Assumption of Liabilities Related to Acquisitions of Assets																	0		8,400,000		0
Construction Expenditures Included in Current Liabilities at December 31,																	109,600,000		94,836,000		71,431,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
SWEPCo's Total Billings from Sabine or DHLC																	128,000,000		133,000,000		99,000,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
SWEPCo's Total Billings from Sabine or DHLC																	62,000,000		56,000,000		43,000,000
Percentage of VIE Sales of Lignite Produced																	50.00%
Southwestern Electric Power Co [Member] | Capital Contribution From Parent [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	8,000,000								6,000,000								8,000,000		6,000,000
Maximum Exposure	8,000,000								6,000,000								8,000,000		6,000,000
Southwestern Electric Power Co [Member] | Retained Earnings [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	1,000,000								2,000,000								1,000,000		2,000,000
Maximum Exposure	1,000,000								2,000,000								1,000,000		2,000,000
Southwestern Electric Power Co [Member] | SWEPCo's Guarantee Of Debt [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	0								0								0		0
Maximum Exposure	52,000,000								48,000,000								52,000,000		48,000,000
Southwestern Electric Power Co [Member] | Total Investment [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	9,000,000								8,000,000								9,000,000		8,000,000
Maximum Exposure	61,000,000								56,000,000								61,000,000		56,000,000
Indiana Michigan Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(28,221,000)								(20,889,000)								(28,221,000)		(20,889,000)
Earnings Attributable To AEP Common Shareholders
Net Income																	149,048,000		125,752,000		215,971,000
Earnings Attributable To Common Shareholders																	149,048,000		125,752,000		215,971,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	109,053,000		114,070,000		110,143,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	95,124,000		100,617,000		99,079,000
Net Cash Paid (Received) for Income Taxes																	(96,452,000)		(71,268,000)		(51,298,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	3,454,000		10,000,000		2,651,000
Construction Expenditures Included in Current Liabilities at December 31,																	42,992,000		21,757,000		74,251,000
Acquisition of Nuclear Fuel Included in Current Liabilities at December 31,	715,000								308,000								715,000		308,000		15,000
Noncash Increase in Long-term Debt Through the Fort Wayne Lease Settlement																	26,802,000		0		0
Cleco Power, LLC [Member] | Dolet Hills Lignite Co, LLC [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Percentage of VIE Sales of Lignite Produced																	50.00%
Current Liabilities [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	40,000,000								33,000,000								40,000,000		33,000,000
Current Liabilities [Member] | AEP Credit, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	864,000,000								886,000,000								864,000,000		886,000,000
Current Liabilities [Member] | AEP Texas Central Transition Funding Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	229,000,000								221,000,000								229,000,000		221,000,000
Current Liabilities [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	68,000,000								33,000,000								68,000,000		33,000,000
Current Liabilities [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	103,000,000								79,000,000								103,000,000		79,000,000
Noncurrent Liabilities [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	71,000,000								85,000,000								71,000,000		85,000,000
Noncurrent Liabilities [Member] | AEP Credit, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,000,000								1,000,000								1,000,000		1,000,000
Noncurrent Liabilities [Member] | AEP Texas Central Transition Funding Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,557,000,000								1,725,000,000								1,557,000,000		1,725,000,000
Noncurrent Liabilities [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	176,000,000								190,000,000								176,000,000		190,000,000
Noncurrent Liabilities [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	321,000,000								298,000,000								321,000,000		298,000,000
Equity [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	16,000,000								14,000,000								16,000,000		14,000,000
Equity [Member] | AEP Credit, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	46,000,000								47,000,000								46,000,000		47,000,000
Equity [Member] | AEP Texas Central Transition Funding Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	14,000,000								14,000,000								14,000,000		14,000,000
Equity [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0								0								0		0
Equity [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0								0								0		0
Total Liabilities And Equity [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	127,000,000								132,000,000								127,000,000		132,000,000
Total Liabilities And Equity [Member] | AEP Credit, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	911,000,000								934,000,000								911,000,000		934,000,000
Total Liabilities And Equity [Member] | AEP Texas Central Transition Funding Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,800,000,000								1,960,000,000								1,800,000,000		1,960,000,000
Total Liabilities And Equity [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	244,000,000								223,000,000								244,000,000		223,000,000
Total Liabilities And Equity [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	424,000,000								377,000,000								424,000,000		377,000,000
Current Assets [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
ASSETS
Assets	121,000,000								131,000,000								121,000,000		131,000,000
Current Assets [Member] | AEP Credit, Inc. [Member]
ASSETS
Assets	910,000,000								924,000,000								910,000,000		924,000,000
Current Assets [Member] | AEP Texas Central Transition Funding Co [Member]
ASSETS
Assets	220,000,000								214,000,000								220,000,000		214,000,000
Current Assets [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
ASSETS
Assets	48,000,000								50,000,000								48,000,000		50,000,000
Current Assets [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
ASSETS
Assets	118,000,000								92,000,000								118,000,000		92,000,000
Net Property Plant And Equipment [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
ASSETS
Assets	0								0								0		0
Net Property Plant And Equipment [Member] | AEP Credit, Inc. [Member]
ASSETS
Assets	0								0								0		0
Net Property Plant And Equipment [Member] | AEP Texas Central Transition Funding Co [Member]
ASSETS
Assets	0								0								0		0
Net Property Plant And Equipment [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
ASSETS
Assets	154,000,000								139,000,000								154,000,000		139,000,000
Net Property Plant And Equipment [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
ASSETS
Assets	188,000,000								173,000,000								188,000,000		173,000,000
Other Non Current Assets [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
ASSETS
Assets	6,000,000								1,000,000								6,000,000		1,000,000
Other Non Current Assets [Member] | AEP Credit, Inc. [Member]
ASSETS
Assets	1,000,000								10,000,000								1,000,000		10,000,000
Other Non Current Assets [Member] | AEP Texas Central Transition Funding Co [Member]
ASSETS
Assets	1,580,000,000								1,746,000,000								1,580,000,000		1,746,000,000
Other Non Current Assets [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
ASSETS
Assets	42,000,000								34,000,000								42,000,000		34,000,000
Other Non Current Assets [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
ASSETS
Assets	118,000,000								112,000,000								118,000,000		112,000,000
Total Assets [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
ASSETS
Assets	127,000,000								132,000,000								127,000,000		132,000,000
Total Assets [Member] | AEP Credit, Inc. [Member]
ASSETS
Assets	911,000,000								934,000,000								911,000,000		934,000,000
Total Assets [Member] | AEP Texas Central Transition Funding Co [Member]
ASSETS
Assets	1,800,000,000								1,960,000,000								1,800,000,000		1,960,000,000
Total Assets [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
ASSETS
Assets	244,000,000								223,000,000								244,000,000		223,000,000
Total Assets [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
ASSETS
Assets	424,000,000								377,000,000								424,000,000		377,000,000
Performance Share Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	0		100,000		300,000
Dilutive Effect EPS																	$ 0		$ 0		$ 0
Stock Options [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	100,000		0		0
Dilutive Effect EPS																	$ 0		$ 0		$ 0
Restricted Stock Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	200,000		100,000		0
Dilutive Effect EPS																	$ 0		$ 0		$ 0
Utility Operations [Member]
Earnings Attributable To AEP Common Shareholders
Extraordinary Items, Gain or Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total																	$ 373,000,000				$ (5,000,000)

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.
[2]	Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).
[3]	Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).
[4]	Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.
[5]	See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.
[6]	Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[7]	The AEP Power Pool purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.
[8]	The AEP Power Pool purchased power from OVEC to serve retail sales in 2011 and 2010. The total amount reported in 2011 and 2010 includes $66 million and $10 million, respectively, related to these agreements.